Victory California Bond Fund Expense Example - Victory California Bond Fund	Feb. 28, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	700
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	785
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	623
Expense Example, with Redemption, 5 Years	967
Expense Example, with Redemption, 10 Years	$ 1,935